Bayview
Oceanview Mortgage Trust 2022-DSCR1
9/9/2022
LOAN INFORMATION							ORIGINATION VALUES								AVM VALUES							DESK REVIEW						DESK TOP REVIEW VALUES					BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					AVE/CMA Values					UPDATED VALUES
Loan ID	Customer Loan ID	Borrower Name	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Primary Appraised Value	Value for LTV	Primary Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Confidence Score	FSD Score	AVM Vendor	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraisal Type	Loan Collateral Advisor Risk Score	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Total Adjusted Prior Purchase Price
2022BVDSR1_0791	XXXX	XXXX	XXXX	XXXX	200000		500000	XXXXX	XXXX																																																				1.1